Equity - Summary of Outstanding Units (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	4,255	7,058
Number of units vested	3,398	5,011
Deferred share unit (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	2,644	2,648
Number of units vested	2,644	2,423
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	821	2,823
Number of units vested	381	1,699
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	667	1,517
Number of units vested	312	869
Performance deferred share units (PDSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	123	70
Number of units vested	61	20